Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 6,589	$ 909	¥ 18,488
Less: Accumulated depreciation	(5,023)	(693)	(9,332)
Property and equipment, net	1,566	216	9,156
Furniture, office equipment, fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,920	541	5,151
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	737	102	11,405
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,932	$ 266	¥ 1,932